Commitments and Contingencies - Details of Other Major contingencies (Detail)	12 Months Ended
Dec. 31, 2020
Posco [member]
Disclosure of contingent liabilities [line items]
Description	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2021, POSCO INTERNATIONAL Corporation has provided 30 blank promissory notes and 23 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2021, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided 36 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans, and has provided joint guarantee of ￦9,241,211 million for guarantee that partners had issued from Korea Housing & Urban Guarantee Corporation and others.
POSCO ICT [member]
Disclosure of contingent liabilities [line items]
Description	As of December 31, 2021, POSCO ICT has provided 8 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.